Employee Benefit Plan, Description of Plan, Investments (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Number of Passively Managed Index Funds	5
EBP, Number of Actively Managed Custom-designed Funds	6
EBP, Number of Target Retirement Funds	12
EBP, Number of Stable Value Funds	1
EBP, Dividend Paid in Cash	$ 41,065